[Janus letterhead]
February 5, 2013
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
The Registrant is transmitting today for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on December 10, 2012 (the “Registration Statement”) relating to the registration of an indefinite number of shares of beneficial interest, $0.01 par value, to be issued in connection with the reorganization of Janus World Allocation Fund (the “Acquired Fund”) with and into Janus Moderate Allocation Fund (the “Acquiring Fund”), both series of the Registrant (the “Reorganization”). The purpose for filing the Registration Statement is to include changes made as a result of comments received from the staff of the Securities and Exchange Commission (“Staff”) during a January 9, 2013 telephone conference call, as well as other non-material changes, and the required auditor’s consent. The Registration Statement has been marked to show changes from the initial registration statement.
The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.
As noted above, the shares covered by the Registration Statement are to be issued in connection with the Reorganization. Shares of the Acquiring Fund will be issued to shareholders of the Acquired Fund in exchange for the transfer of the Acquired Fund’s assets and liabilities to the Acquiring Fund. Pursuant to Rule 17a-8(a)(3) of the Investment Company act of 1940, as amended, and as permitted under the Acquired Fund’s trust instrument, shareholders of the Acquired Fund are not being requested to approve the Reorganization.
The Registrant and Janus Distributors LLC, the principal underwriter of the Registrant, respectfully requests that the effectiveness of the Registration Statement be granted Tuesday, February 5, 2013.
If you have any questions regarding this filing, please call me at (303) 394-6459.
Respectfully,

Janus Investment Fund,	Janus Distributors LLC
a Massachusetts business trust
/s/ Stephanie Grauerholz-Lofton	/s/ Heidi Hardin
Stephanie Grauerholz-Lofton Vice President	Heidi Hardin Senior Vice President
Enclosures (via EDGAR only)

cc:	Larry Greene, Esq.
Richard C. Noyes, Esq.
Christine Scheel, Esq.
Donna Brungardt